Inventory (Schedule Of Inventories) (Details) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016
Inventory [Abstract]
Raw materials	$ 95.7	$ 96.8
Work-in-process	35.5	26.0
Finished goods	365.1	327.1
Inventories	$ 496.3	$ 449.9